OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities
Other non-current liabilities	$ 2,224	$ 5,375
Other current liabilities
Accrued expenses	99,723	140,058
Net revenue clearing	79,056	186,244
Asset retirement obligations - current	5,402	4,529	$ 3,399
Revenue to be distributed	93,322	90,899
Total other current liabilities	277,503	421,730
Decrease in hedge settlements payable	$ 50,541
Hedge settlements payable		61,896
Other current provisions		21,372
Current provisions for employee benefits		15,127
Current lease operating expense		$ 10,832